LEASE - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2026	¥ 9,622	$ 1,376
2027	9,622	1,376
2028	9,622	1,376
2029	9,622	1,376
2030	¥ 9,622	$ 1,376